SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Concentration of credit risks
Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term and long-term bank deposits, marketable securities and non-current lease deposits.

Cash, cash equivalents and restricted cash are mainly invested in U.S. dollar deposits with major banks in Israel and the United States. Generally, these deposits may be redeemed upon demand and bear minimal risk.

Long-term bank deposits are invested in major banks in Israel. Management believes that the financial institutions that hold the Company's investment are financially sound and, accordingly, minimal credit risk exists with respect to this investment.

The Company's marketable securities consist of an investment in Evogene Ltd. (“Evogene”) ordinary shares which are publicly traded in the United States and Israel.